Income taxes (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Current taxes
Current taxes	₨ 6,411		₨ 8,172	₨ 6,616
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	2,319		1,003	(8,082)
Tax expense/(benefit), net	8,730	$ 115	9,175	(1,466)
Domestic [member]
Current taxes
Current taxes	4,180		5,849	5,157
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	2,165		2,736	(6,580)
Foreign [member]
Current taxes
Current taxes	2,231		2,323	1,459
Deferred taxes expense/(benefit
Deferred taxes expense/(benefit	₨ 154		₨ (1,733)	₨ (1,502)